Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Changes in Accumulated Other Comprehensive Income After Tax
The below table presents the changes in AOCI after income tax for the fiscal years ended March 31, 2024 and March 31, 2025.

	AFS debt securities		Foreign currency translation reserve		Long-Duration Insurance Contract		Total
	(In millions)
Balance, March 31, 2023	Rs.	(74,923.1)	Rs.	6,649.4	Rs.	—	Rs.	(68,273.7)
Net unrealized gain/ (loss) arising during the period		78,036.1		810.3		—		78,846.4
Amounts reclassified to income		4,856.3		—		—		4,856.3
Long-duration insurance contract discount rate change		—		—		(34,112.6)		(34,112.6)
Transferred to undistributed policyholders earnings account		—		—		3,391.4		3,391.4
Less: Other comprehensive income attributable to shareholders of noncontrolling interest		15,474.5		17.9		(15,244.2)		248.2

Balance, March 31, 2024	Rs.	(7,505.2)	Rs.	7,441.8	Rs.	(15,477.0)	Rs.	(15,540.4)

	AFS debt securities		Foreign currency translation reserve		Long-Duration Insurance Contract		Total
	(In millions)
Balance, March 31, 2024	Rs.	(7,505.2)	Rs.	7,441.8	Rs.	(15,477.0)	Rs.	(15,540.4)
Net unrealized gain/ (loss) arising during the period		145,589.7		2,004.3		—		147,594.0
Amounts reclassified to income		9,835.5		—		—		9,835.5
Long-duration insurance contract discount rate change		—		—		(59,827.6)		(59,827.6)
Transferred to undistributed policyholders earnings account		(58,778.7)		—		75,304.6		16,525.9
Less: Other comprehensive income attributable to shareholders of noncontrolling interest		1,361.3		32.0		—		1,393.3

Balance, March 31, 2025	Rs.	87,780.0	Rs.	9,414.1	Rs.	—	Rs.	97,194.1

Balance, March 31, 2025	US$	1,027.5	US$	110.2	US$	—	US$	1,137.7

Summary of Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect
The below table presents the reclassification out of AOCI by income line item and the related income tax effect for the fiscal years ended March 31, 2024 and March 31, 2025.

	As of March 31,
	2024		2025		2025
	(In millions)
AFS debt securities:
Realized (gain)/loss on sales of AFS debt securities, net	Rs.	6,602.9	Rs.	13,418.4	US$	157.0
Allowance on AFS debt securities		(70.9)		—		—

Total before income tax	Rs.	6,532.0	Rs.	13,418.4	US$	157.0
Income tax		(1,675.7)		(3,582.9)		(41.9)

Net of income tax	Rs.	4,856.3	Rs.	9,835.5	US$	115.1